FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Capital Management
The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2022	2021
Corporate borrowings	$2,100	$1,619
Non-recourse borrowings in subsidiaries of the partnership	44,593	27,457
Cash and cash equivalents	(2,870)	(2,588)
Net debt	43,823	26,488
Total equity	18,465	13,000
Total capital	$62,288	$39,488
Net debt to capital ratio	70%	67%
The partnership manages its debt exposure by financing its operations with non-recourse borrowings in subsidiaries of the partnership, ensuring a diversity of funding sources as well as managing its maturity profile. The partnership also borrows in the currencies where its subsidiaries operate, where possible, in order to mitigate currency risk.
The partnership’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by operations after maintenance capital expenditures, as well as debt financing that is sized to maintain its credit profile. To fund large-scale development projects and acquisitions, the partnership evaluates a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The partnership seeks to raise additional equity if the partnership believes it can earn returns on these investments in excess of the cost of the incremental capital.
As disclosed within Note 17, the partnership has various credit facilities in place. In certain cases, the facilities may have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. The partnership does not have any market capitalization covenants attached to any of its borrowings and the partnership is in compliance with or has obtained waivers related to its externally imposed capital requirements.
Risk Management
The partnership recognizes that risk management is an integral part of good management practice.
As a result of holding financial instruments, the partnership is exposed to the following risks: liquidity risk, market risk (i.e. interest rate risk, foreign currency risk, commodity price risk and other price risk), credit risk and insurance risk. The following is a description of these risks and how they are managed:
(a)    Liquidity risk
The partnership maintains sufficient financial liquidity to be able to meet ongoing operating requirements and to be able to fund acquisitions. Principal liquidity needs for the next year include funding recurring expenses, meeting scheduled debt repayments and payment of debt service obligations, funding required capital expenditures and funding acquisitions as they arise. The operating subsidiaries of the partnership also generate liquidity by accessing capital markets on an opportunistic basis.
The following tables detail the contractual maturities for the partnership’s financial liabilities as at December 31, 2022 and 2021. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the partnership can be required to repay. The tables include both interest and principal cash flows:

	2022				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$10,853	$646	$707	$1,881	$14,087
Interest-bearing liabilities	6,759	8,003	25,726	20,411	60,899
Lease liabilities	368	327	593	843	2,131
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(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, unearned premiums reserve, deferred revenue, liabilities associated with assets held for sale and related party loans and notes payable of $5,242 million.

	2021				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$10,108	$619	$580	$1,950	$13,257
Interest-bearing liabilities	3,419	3,159	19,358	11,114	37,050
Lease liabilities	355	289	567	959	2,170
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(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, unearned premiums reserve, deferred revenue and related party loans and notes payable of $5,380 million.
(b)    Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the partnership will fluctuate because of changes in market factors. Market risk includes the risk of changes in interest rates, foreign currency exchange rates, equity prices and commodity prices.
Financial instruments held by the partnership that are subject to market risk include loans and notes receivable, other financial assets, borrowings, derivative contracts, such as interest rate and foreign currency contracts, and marketable securities.
Interest rate risk
The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the fair values of financial instruments whose cash flows are fixed in nature. The partnership monitors interest rate fluctuations and may enter into interest rate derivative contracts to mitigate the impact from interest rate movements. As at December 31, 2022, a 50 basis point increase or decrease in interest rates would have the following impact on the partnership’s profit measures on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2022	$118	$(118)	$(29)	$29
Foreign currency risk
Changes in currency rates will impact the carrying value of financial instruments and the partnership’s net investment and cash flows denominated in currencies other than the U.S. dollar. The partnership enters into foreign exchange contracts designated as net investment hedges to mitigate the impact from movements in foreign exchange rates against the U.S. dollar.
The following tables summarize the partnership’s currency exposure as at December 31, 2022 and 2021:

	2022
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$7,452	$1,336	$2,888	$1,332	$2,126	$1,411	$529	$1,238	$18,312
Non-current assets	32,465	11,257	2,584	6,347	9,177	5,882	982	2,492	71,186
	$39,917	$12,593	$5,472	$7,679	$11,303	$7,293	$1,511	$3,730	$89,498

Liabilities
Current liabilities	$6,696	$1,821	$3,505	$1,315	$1,497	$1,220	$358	$542	$16,954
Non-current liabilities	32,102	7,759	941	3,071	5,802	3,807	356	241	54,079
	$38,798	$9,580	$4,446	$4,386	$7,299	$5,027	$714	$783	$71,033

Interest of others in operating subsidiaries	1,862	1,649	773	1,801	2,684	1,568	422	2,096	12,855
Preferred securities	1,490	—	—	—	—	—	—	—	1,490
Unitholder equity	$(2,233)	$1,364	$253	$1,492	$1,320	$698	$375	$851	$4,120

	2021
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,784	$1,181	$2,260	$1,300	$2,167	$771	$509	$1,446	$15,418
Non-current assets	19,698	5,384	1,726	6,692	8,210	4,011	1,265	1,815	48,801
	$25,482	$6,565	$3,986	$7,992	$10,377	$4,782	$1,774	$3,261	$64,219

Liabilities
Current liabilities	$4,801	$1,283	$3,005	$1,470	$1,543	$657	$557	$596	$13,912
Non-current liabilities	21,328	3,226	555	3,220	5,901	2,519	264	294	37,307
	$26,129	$4,509	$3,560	$4,690	$7,444	$3,176	$821	$890	$51,219

Interest of others in operating subsidiaries	874	887	178	1,815	2,051	1,086	553	1,278	8,722
Preferred securities	15	—	—	—	—	—	—	—	15
Unitholder equity	$(1,536)	$1,169	$248	$1,487	$882	$520	$400	$1,093	$4,263
The impact of currency risk on net income associated with foreign currency denominated financial instruments is limited as the partnership’s financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The following tables summarize the partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(1)	$1	$(85)	$85
Canadian dollar	(4)	4	(146)	146
Brazilian real	—	—	(48)	48
Euro	94	(94)	(92)	92
Other	71	(71)	(121)	121

	December 31, 2021
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$12	$(12)	$(85)	$85
Canadian dollar	21	(21)	(83)	83
Brazilian real	(1)	1	(36)	36
Euro	324	(324)	4	(4)
Other	(74)	74	(108)	108

	December 31, 2020
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$6	$(6)	$(86)	$86
Canadian dollar	25	(25)	(120)	120
Brazilian real	—	—	(40)	40
Euro	53	(53)	(29)	29
Other	(108)	108	(72)	72
Commodity price risk
As certain of the partnership’s operating subsidiaries are exposed to commodity price risk, the fair value of financial instruments will fluctuate as a result of changes in commodity prices. A 10 basis point increase or decrease in commodity prices, as it relates to financial instruments, is not expected to have a material impact on the partnership’s net income and other comprehensive income.
Other price risk
As at December 31, 2022, the partnership is exposed to other price risk arising from marketable securities and other financial assets, with a balance of $6,052 million (2021: $6,580 million). A 10% change in the fair value of these assets would impact the consolidated statements of comprehensive income by $605 million (2021: $658 million).
(c)    Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
The partnership assesses the creditworthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The partnership also evaluates and monitors counterparty credit risk for derivative financial instruments and endeavors to minimize counterparty credit risk through diversification, collateral arrangements and other credit risk mitigation techniques. All of the partnership’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The partnership does not have any significant credit risk exposure to any single counterparty.
Credit quality of the bonds and debentures held by the partnership is assessed based on ratings supplied by rating agencies. As at December 31, 2022, the partnership held $3,913 million of bonds and debentures (2021: $4,763 million), of which $1,485 million were rated AAA (2021: $1,881 million) and $1,669 million were rated A or AA (2021: $2,089 million) and $759 million were rated B or BB (2021: $793 million).
The partnership recognizes ECL allowance on financial assets including loans receivable and debt securities measured at amortized cost, debt securities measured at FVOCI, undrawn loan commitments, trade receivables and contract assets.
The partnership held a significant debt securities portfolio through its residential mortgage insurer in Canada which is measured at amortized cost and FVOCI. The gross carrying amount of the debt securities measured at amortized cost and FVOCI at December 31, 2022 were $42 million and $3,913 million, respectively (2021: $nil and $4,693 million, respectively). The ECL allowance as at December 31, 2022 was $6 million (2021: $2 million).
The partnership held a significant loans receivable portfolio through its non-bank financial services operations in India and its residential mortgage lender in Australia, which are measured at amortized cost. There are comprehensive credit policies and credit approval processes in place for these portfolios. The appraisal process includes detailed risk assessments of the borrowers and there is a monitoring process in place to identify credit portfolio trends and early warning signals, enabling the implementation of necessary actions to mitigate credit losses. The partnership organizes its loans receivable and ECL allowance into three stages based on varying degrees of credit risk as described in Note 2.
The following table shows changes in the gross carrying amount of the partnership’s significant loans receivable portfolio for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Balance at January 1, 2021	$779	$276	$39	$1,093
New assets originated or purchased	515	7	2	524
Assets derecognized (excluding write-offs)	(223)	(127)	(15)	(365)
Transfers to stage 1	22	(21)	(1)	—
Transfers to stage 2	(255)	256	(1)	—
Transfers to stage 3	(20)	(24)	44	—
Amounts written-off (net of recovery)	(14)	(11)	(17)	(42)
Other	(35)	(39)	(1)	(75)
Balance at December 31, 2021	$769	$317	$49	$1,135
Acquisitions through business combinations	4,578	—	—	4,578
New assets originated or purchased	834	43	—	877
Assets derecognized (excluding write-offs)	(280)	(76)	(22)	(378)
Transfers to stage 1	49	(48)	(1)	—
Transfers to stage 2	(94)	94	—	—
Transfers to stage 3	(88)	(42)	130	—
Amounts written-off (net of recovery)	(30)	(68)	(24)	(122)
Other	144	(5)	(10)	129
Foreign currency translation	(369)	(25)	(6)	(400)
Balance at December 31, 2022	$5,513	$190	$116	$5,819
The following table shows changes in the corresponding ECL allowance of the partnership’s significant loans receivable portfolio for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
ECL allowance
Balance at January 1, 2021	$45	$19	$19	$83
New assets originated or purchased	22	1	1	24
Assets derecognized (excluding write-offs)	(2)	(6)	(1)	(9)
Transfers to stage 1	1	(1)	—	—
Transfers to stage 2	(12)	12	—	—
Transfers to stage 3	(3)	(2)	5	—
Impact on ECL for exposures transferred between stages during the year	(31)	17	16	2
Amounts written-off (net of recovery)	—	(5)	(15)	(20)
Balance at December 31, 2021	$20	$35	$25	$80
New assets originated or purchased	14	1	—	15
Assets derecognized (excluding write-offs)	(7)	(2)	(3)	(12)
Changes to models and inputs used	10	2	2	14
Transfers to stage 1	4	(4)	—	—
Transfers to stage 2	(9)	8	1	—
Transfers to stage 3	(8)	(4)	12	—
Impact on ECL for exposures transferred between stages during the year	—	4	25	29
Amounts written-off (net of recovery)	(2)	(14)	(18)	(34)
Foreign currency translation	(2)	(4)	(4)	(10)
Balance at December 31, 2022	$20	$22	$40	$82
(d)    Insurance risk
The partnership’s residential mortgage insurance business is exposed to insurance risk from underwriting of mortgage insurance contracts. Mortgage insurance contracts transfer risk to the partnership by indemnifying lending institutions against credit losses arising from borrower mortgage default. Under a mortgage insurance policy, a lending institution is insured against risk of loss for the entire unpaid principal balance of a loan plus interest, customary mortgage enforcement and property management costs and expenses related to the sale of the underlying property. Insurance risk impacts the amount, timing and certainty of cash flows arising from insurance contracts.
The partnership has identified pricing risk, underwriting risk, claims management risk, loss reserving risk and insurance portfolio concentration risk as its most significant sources of insurance risk. Each of these risks is described separately below.
(i)    Pricing risk
Pricing risk arises when actual claims experience differs from the assumptions included in the determination of premium rates. Premium rates vary with the perceived risk of a claim on an insured loan, which takes into account the long-term historical loss experience on loans with similar loan-to-value ratios, terms and types of mortgages, borrower credit histories and capital required to support the product.
Before a new mortgage insurance product is introduced, the partnership establishes specific performance targets, including delinquency rates and loss ratios, which the partnership monitors frequently to identify any deviations from expected performance so that corrective action when necessary. These performance targets are adjusted periodically to ensure they reflect the current environment.
(ii)    Underwriting risk
Underwriting risk is the risk that the underwriting function will underwrite mortgage insurance under terms that do not comply with pre-established risk guidelines, resulting in inappropriate risk acceptance by the partnership.
The underwriting results of the residential mortgage insurance business can fluctuate significantly due to the cyclicality of the Canadian mortgage market. The mortgage market is affected primarily by housing supply and demand, interest rates and general economic factors including unemployment rates.
The partnership’s risk management function establishes risk guidelines based on its underwriting goals. Underwriter performance is reviewed to facilitate continuous improvement or remedial action where necessary.
(iii)    Claims management risk
The partnership enforces a policy of actively managing and promptly settling claims in order to reduce exposure to unpredictable future developments that can adversely impact losses using loss mitigation programs. These programs allow for better control of the property marketing process, potential reduction of carrying costs and potential of realization of a higher property sales price.
In addition to its current loss mitigation programs in place, under its agreement with lending institutions, the partnership has the right to recover losses from borrowers once a claim has been paid. The partnership actively pursues such recoveries.
(iv)    Loss reserving risk
Loss reserving risk is the risk that loss reserves differ significantly from the ultimate amount paid to settle claims, principally due to additional information received and external factors that influence claim frequency and severity (including performance of the Canadian housing market). The partnership reviews its loss reserves and reserving assumptions on an ongoing basis and updates the loss reserves as appropriate.
(v)    Insurance portfolio concentration risk
Insurance portfolio concentration risk is the risk that losses increase disproportionately where portfolio concentrations exist. This is mitigated by a portfolio that is diversified across geographic regions. Additional scrutiny is given to geographic regions where property values are particularly sensitive to an economic downturn.